Share Capital (Details 1) $ in Thousands	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares	Feb. 21, 2023 shares	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares					2,042,935
Issued capital | $		$ 3,308		$ 3,293
Par value per share	₪ 0.1
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares		118,564,895		117,963,310		101,582,902
Par value per share	0.1		₪ 0.1
Share capital | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issued capital | $		$ 3,308		$ 3,293
Par value per share	0.1		0.1
Share premium | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issued capital | $		$ 1,028,532		$ 1,028,532
Par value per share	₪ 0.1		₪ 0.1